OTHER ITEMS OF THE STATEMENT OF COMPREHENSIVE INCOME (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Total selling expenses	$ 74	$ 66	$ 65
Salaries And Social Security Charges [Member]
IfrsStatementLineItems [Line Items]
Total selling expenses	5	5	5
Benefits To Employees [Member]
IfrsStatementLineItems [Line Items]
Total selling expenses	1	1	1
Fees And Compensation For Services [Member]
IfrsStatementLineItems [Line Items]
Total selling expenses	3	3	4
Taxes Rates And Contributions [Member]
IfrsStatementLineItems [Line Items]
Total selling expenses	15	13	14
Transportation And Freights [Member]
IfrsStatementLineItems [Line Items]
Total selling expenses	49	43	40
Other [Member]
IfrsStatementLineItems [Line Items]
Total selling expenses	$ 1	$ 1	$ 1